OTHER (GAINS) AND LOSSES (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Analysis of income and expense [abstract]
Net gain on foreign currency exchange differences	$ (11.7)	$ (0.9)
Cloud computing transition adjustment	0.0	13.4
Remeasurement of royalty obligations	(8.8)	(23.8)
Remeasurement of contingent consideration arising on business combinations	2.6	(11.4)
Other	(4.9)	(14.3)
Other (gains) and losses	$ (22.8)	$ (37.0)